EXPLANATORY NOTE

On behalf of the TETON Westwood Mighty Mites Fund, TETON Westwood SmallCap Equity Fund, TETON Westwood Convertible Securities Fund, TETON Westwood Equity Fund, and TETON Westwood Balanced Fund (each a “Fund” and, together, the “Funds”), each a series of the TETON Westwood Funds (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) on October 29, 2020.